                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000
                                               ------------------

Check here if Amendment [X]; Amendment Number:  1
                                              -----
This Amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name:    Fort Washington Investment Advisors, Inc.
         -----------------------------------------
Address: 420 East Fourth Street
         -----------------------------------------
         Cincinnati, OH 45202
         -----------------------------------------

Form 13F File Number: 28-5330
                      -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:     William F. Ledwin
          -------------------------

Title:    President
          -------------------------

Phone:    (513) 361-7610
          -------------------------

Signature, Place, and Date of Signing:

/s/ William F. Ledwin          Cincinnati, Oh        11-22-2000
--------------------           ---------------      ------------
[Signature]                     [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number     Name

    28-4774                  Fort Washington Brokerage Services, Inc.

                                13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:        None

Form 13F Information Table Entry Total:   55,767,207

Form 13F Information Table Value Total:   2,168,475,675

List of Other Included Managers:

Provide a numbered list of the name(s) and form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

     No.        Form 13F File Number     Name

       1        28-4774                  Ft. Washington Brokerage Services, Inc.
     -------       --------------        ---------------------------------------
     [Repeat as necessary.]

Page 1 of 10        FORM 13F   Name of Reporting Manager: Fort Washington Investment Advisors, Inc.

                     9/30/2000                                    (SEC Use Only)

                                                    Item 4:     Item 5:           Item 6:                            Item 8:
     Item 1:                  Item 2:   Item 3:      Fair      Shares or   Investment Discretion   Item 7:       Voting Authority
                                                                         ------------------------
 Name of Issuer              Title of    CUSIP      Market     Principal  (a) (b) Shared    (c)    Managers          Shares
                               Class     Number     Value       Amount   sole as Defined   Shared  See Instr.  ---------------------
                                                                              in Instr. V. Other      V.        (a) Sole      (b)
                                                                                                                             Shared
------------------------------------------------------------------------------------------------------------------------------------
Global Crossing LTD             com    G3921A100   4,834,372    155,948    X                                      155,948

RSL Communications Ltd.        Cl A    G7702U102     103,600     51,800    X                                       51,800

Transocean Sedco Forex Inc      ord    G90078109  12,259,065    209,112    X                                      209,112

Check Point Software Tech       ord    M22465104     630,000      4,000    X                                        4,000

Aflac Inc.                      com    001055102   2,293,694     35,804    X                                       35,804

AES Corp                        com    00130H105  12,318,012    179,825    X                                      179,825

A T & T Corp                    com    001957109   1,012,689     34,475    X                                       34,475

AT&T Corp-Liberty Media       com Lib  001957208   9,199,008    511,054    X                                      511,054
                               Grp A

AXA Financial Inc.              com    002451102  13,530,019    265,620    X                                      265,620

Abbott Labs, Inc.               com    002824100  28,538,261    600,016    X                                      600,016

Agilent Technologies            com    00846U101   3,837,105     78,409    X                                       78,409

Albertson's Inc.                com    013104104   8,377,467    398,933    X                                      398,933

Alcoa Inc                       com    013817101     283,500     11,200    X                                       11,200

Alliant Energy Corp.            com    018802108  13,769,531    468,750    X                                      468,750

Alltel Corp                     com    020039103  18,399,538    352,566    X                                      352,566

America Online                  com    02364J104   1,018,831     18,955    X                                       18,955

American Express                com    025816109   1,389,049     22,865    X                                       22,865

AmericanHome Products           com    026609107   1,558,297     27,550    X                                       27,550

American Intl. Group            com    026874107  16,499,826    172,438    X                                      172,438

Amgen Inc                       com    031162100   7,700,226    110,274    X                                      110,274

Anheuser Busch Cos. Inc.        com    035229103     440,050     10,400    X                                       10,400

Apache Corp.                    com    037411105     269,019      4,550    X                                        4,550

Applied Materials, Inc.         com    038222105   5,650,702     95,270    X                                       95,270

Applied Micro Circuits Corp     com    03822W109   1,097,431      5,300    X                                        5,300

Avanex                          com    05348W109     344,600      3,200    X                                        3,200

B P Amoco P L C              Sponsored 055622104     260,654      4,918    X                                        4,918
                                ADR

Bank of America Corp.           com    060505104     232,021      4,430    X                                        4,430

Bank of New York Inc.           com    064057102   6,773,807    120,826    X                                      120,826

Bank of New York Inc.           com    064057102  95,978,103  1,711,984            X                     1                 1,711,984

Banc One Corp.                  com    06423A103     928,468     24,038    X                                       24,038

Bank of Rhode Island            com    064576101   1,998,562    153,000    X                                      153,000

Baxter International            com    071813109  25,989,743    325,635    X                                      325,635

Bear Stearns Cos. Inc.          com    073902108     362,250      5,750    X                                        5,750

Bellsouth Corp.                 com    079860102   2,875,098     71,431    X                                       71,431

Bristol Myers Squibb            com    110122108   1,111,652     19,460    X                                       19,460

Broadcom Corp                CL A com  111320107   1,109,062      4,550    X                                        4,550

Broadwing                       com    111620100  16,083,541    629,184    X                                      629,184

Broadwing                       com    111620100  37,671,814  1,473,714            X                     1                 1,473,714

Brocade Commun. Sys.            com    111621108     826,000      3,500    X                                        3,500

------------------------------------------------------------------------------------------------------------------------------------
Column Totals:                                   357,554,667  8,380,734                                         5,195,036  3,185,698

Page 2 of 10        FORM 13F   Name of Reporting Manager: Fort Washington Investment Advisors, Inc.

                     9/30/2000                                    (SEC Use Only)

                                                    Item 4:     Item 5:           Item 6:                            Item 8:
     Item 1:                  Item 2:   Item 3:      Fair      Shares or   Investment Discretion   Item 7:       Voting Authority
                                                                         ------------------------
 Name of Issuer              Title of    CUSIP      Market     Principal  (a) (b) Shared    (c)    Managers          Shares
                               Class     Number     Value       Amount   sole as Defined   Shared  See Instr.  ---------------------
                                                                              in Instr. V. Other      V.        (a) Sole      (b)
                                                                                                                             Shared
------------------------------------------------------------------------------------------------------------------------------------
CMGI Inc                        com    125750109   1,265,568     45,300    X                                       45,300

CMS Energy Corp.                com    125896100  19,633,397    728,850    X                                      728,850

Cardinal Health                 com    14149Y108  17,686,003    200,550    X                                      200,550

Centennial Comms. Co.        CL A New  15133V208     660,000     30,000    X                                       30,000

Ceridian Corporation            com    15677T106  25,866,469    921,745    X                                      921,745

Charter Communications       CL A com  16117M107   7,796,374    319,852    X                                      319,852

Chase Manhattan New             com    16161A108  11,626,872    251,732    X                                      251,732

Checkfree Holdings Corp         com    162816102   1,466,172     35,000            X                     1                    35,000

Chevron Corp.                   com    166751107     615,163      7,216    X                                        7,216

Cincinnati Financial         sr cv db  172062AB7   8,121,750  3,400,000    X                                    3,400,000
                               5.5%02

Cincinnati Financial            com    172062101   1,872,767     52,764    X                                       52,764

Cincinnati Financial            com    172062101 122,855,595  3,460,721            X                     1                 3,460,721

Cinergy Corporation             com    172474108  11,464,421    346,750    X                                      346,750

Cintas Corporation              com    172908105     144,409      3,315    X                                        3,315

Cintas Corporation              com    172908105  71,492,597  1,641,150            X                     1                 1,641,150

Cisco Systems Inc.              com    17275R102  15,802,604    286,020    X                                      286,020

Citadel Communications Corp     com    172853202   1,013,642     59,626    X                                       59,626

Citigroup                       com    172967101  45,479,855    841,249    X                                      841,249

Coastal Corp.                   com    190441105   1,186,000     16,000    X                                       16,000

Coca Cola Co.                   com    191216100     540,997      9,814    X                                        9,814

Compaq Computer Corp.           com    204493100     409,563     14,850    X                                       14,850

Computer Assoc. Intl            com    204912109   8,393,407    333,237    X                                      333,237

Compuware Corp.                 com    205638109   3,927,247    468,925    X                                      468,925

Conagra Inc.                    com    205887102     451,406     22,500    X                                       22,500

Conoco, Inc. - CL A            CL A    208251306  21,734,041    831,925    X                                      831,925

Consellation Energy Group       com    210371100   3,333,250     67,000    X                                       67,000

Convergys Corporation           com    212485106     286,703      7,375    X                                        7,375

Convergys Corporation           com    212485106  57,290,632  1,473,714            X                     1                 1,473,714

Corning Inc.                    com    219350105   8,709,525     29,325    X                                       29,325

Countrywide Credit Ind. Inc     com    222372104     815,060     21,591    X                                       21,591

DPL Inc                         com    233293109   2,224,824     74,784    X                                       74,784

Digex, Inc. - Class A           com    253756100     281,250      6,000    X                                        6,000

Walt Disney Productions         com    254687106   1,904,773     49,798    X                                       49,798
                               Disney

Dominion Resources Inc/VA       com    25746U109   5,306,912     91,400    X                                       91,400

Du Pont de Nemours Co.          com    263534109  11,954,258    288,489    X                                      288,489

Duke Energy                     com    264399106   3,502,887     40,850    X                                       40,850

E M C Corp.                     com    268648102  15,472,420    156,090    X                                      156,090

El Paso Energy Corp.            com    283905107     616,250     10,000    X                                       10,000

Elan Corp. PLC                  ADR    284131208   8,615,241    157,356    X                                      157,356

Emerson Electric Co.            com    291011104  17,001,585    253,754    X                                      253,754

------------------------------------------------------------------------------------------------------------------------------------
Column Totals:                                   538,821,889 17,056,617                                        10,446,032  6,610,585

Page 3 of 10        FORM 13F   Name of Reporting Manager: Fort Washington Investment Advisors, Inc.

                     9/30/2000                                    (SEC Use Only)

                                                    Item 4:     Item 5:           Item 6:                            Item 8:
     Item 1:                  Item 2:   Item 3:      Fair      Shares or   Investment Discretion   Item 7:       Voting Authority
                                                                         ------------------------
 Name of Issuer              Title of    CUSIP      Market     Principal  (a) (b) Shared    (c)    Managers          Shares
                               Class     Number     Value       Amount   sole as Defined   Shared  See Instr.  ---------------------
                                                                              in Instr. V. Other      V.        (a) Sole      (b)
                                                                                                                             Shared
------------------------------------------------------------------------------------------------------------------------------------

Enron Corp.                     com    293561106  13,758,001    157,010    X                                      157,010

Exxon Mobil Corporation         com    30231G102  22,857,001    256,461    X                                      256,461

FPL Group Inc.                  com    302571104   1,315,000     20,000    X                                       20,000

Federal Home Loan Mtg.          com    313400301   2,037,994     37,697    X                                       37,697

Fed National Mtg Assoc.         com    313586109  35,481,875    496,249    X                                      496,249

Federated Dept Stores           com    31410H101   7,254,651    277,691    X                                      277,691

Fifth Third Bancorp             com    316773100   8,099,838    150,347    X                                      150,347

Fifth Third Bancorp             com    316773100 179,899,237  3,339,197            X                     1                 3,339,197

First Data Corp.                com    319963104   6,436,523    164,775    X                                      164,775

Firstar Corp. new               com    33763V109   1,906,909     85,725    X                                       85,725

Firstar Corp. new               com    33763V109  75,263,034  3,363,711            X                     1                 3,363,711

Ford Motor Co.                  com    345370100     389,236     15,377    X                                       15,377

Gannett Co.                     com    364730101     286,200      5,400    X                                        5,400

Gap Inc. Del                    com    364760108     680,688     33,823    X                                       33,823

Gateway Inc.                    com    367626108  25,100,075    536,900    X                                      536,900

Genentech  Inc.                 com    368710406     464,219      2,500    X                                        2,500

General Electric Co.            com    369604103  30,970,399    536,865    X                                      536,865

H J Heinz Inc.                  com    423074103     281,860      7,605    X                                        7,605

Hewlett Packard                 com    428236103  20,392,795    210,235    X                                      210,235

Home Depot, Inc.                com    437076102  12,137,569    228,741    X                                      228,741

Honeywell International         com    438516106  28,696,650    805,520    X                                      805,520

Idec Pharmaceuticals            com    449370105     263,039      1,500    X                                        1,500

Immunix Corp.                   com    452528102     435,000     10,000    X                                       10,000

Indymac Mortgage Hldgs. Inc     com    456607100   1,857,925     90,355    X                                       90,355

Infospace Inc.                  com    45678T102     284,441      9,403    X                                        9,403

Ingersoll-Rand Co.              com    456866102  14,005,449    413,445    X                                      413,445

Inktomi Corp.                   com    457277101     359,100      3,150    X                                        3,150

Intel Corp.                     com    458140100  32,986,785    793,667    X                                      793,667

Int'l. Bus. Mach.               com    459200101  32,052,712    284,913    X                                      284,913

Interpublic Group Cos.          com    460690100  18,595,400    545,920    X                                      545,920

JDS Uniphase Corporation        com    46612J101     501,843      5,300    X                                        5,300

Johnson & Johnson               com    478160104   9,316,251     99,175    X                                       99,175

Juniper Networks Inc.           com    48203R104   6,858,217     31,325    X                                       31,325

Kansas City Power & Light       com    485134100   1,547,875     58,000    X                                       58,000

Keycorp. New                    com    493267108   1,025,232     40,503    X                                       40,503

Kimberly Clark                  com    494368103  33,509,825    600,400    X                                      600,400

LSI Logic Corp.                 com    502161102   9,681,750    331,000    X                                      331,000

Lexmark International Grp       com    529771107  17,540,062    467,736    X                                      467,736

Eli Lilly Co.                   com    532457108     791,861      9,761    X                                        9,761

Lowes Co. Inc.                  com    548661107     520,998     11,610    X                                       11,610

------------------------------------------------------------------------------------------------------------------------------------
Column Totals:                                   655,843,519 14,538,992                                         7,836,084  6,702,908

Page 4 of 10        FORM 13F   Name of Reporting Manager: Fort Washington Investment Advisors, Inc.

                     9/30/2000                                    (SEC Use Only)

                                                    Item 4:     Item 5:           Item 6:                            Item 8:
     Item 1:                  Item 2:   Item 3:      Fair      Shares or   Investment Discretion   Item 7:       Voting Authority
                                                                         ------------------------
 Name of Issuer              Title of    CUSIP      Market     Principal  (a) (b) Shared    (c)    Managers          Shares
                               Class     Number     Value       Amount   sole as Defined   Shared  See Instr.  ---------------------
                                                                              in Instr. V. Other      V.        (a) Sole      (b)
                                                                                                                             Shared
------------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies Inc.        com    549463107   2,410,923     78,885    X                                       78,885

Luxottica Grp SPA            sponsored 55068R202     477,300     29,600    X                                       29,600
                                adr

Lycos Inc.                      com    550818108     396,640      5,768    X                                        5,768

MGIC Investment Corp.           com    552848103  21,100,350    345,200    X                                      345,200

Magna International            cl a    559222401  17,915,015    414,220    X                                      414,220

Manor Care Inc. new             com    564055101   2,606,870    166,175    X                                      166,175

Masco Corp                      com    574599106  18,964,906  1,018,250    X                                    1,018,250

McCormick & Co.                 com    579780206  13,811,437    464,250    X                                      464,250
                              non vtg

McDonalds Corporation           com    580135101   1,983,922     65,720    X                                       65,720

McLeod USA Inc               CL A com  582266102     500,937     35,000    X                                       35,000

Mead Corporation                com    582834107  15,050,578    643,875    X                                      643,875

Medimmune Inc.                  com    584699102     540,750      7,000    X                                        7,000

Medtronic, Inc.                 com    585055106  12,981,622    250,550    X                                      250,550

Mellon Financial Corp           com    58551A108     528,675     11,400    X                                       11,400

Merck & Co., Inc.               com    589331107  21,051,520    282,808    X                                      282,808

Metromedia Fiber Network-A      com    591689104     389,000     16,000    X                                       16,000

Microsoft Corp.                 com    594918104   2,455,925     40,720    X                                       40,720

Motorola Inc                    com    620076109   1,131,554     40,055    X                                       40,055

Nextel Communications          CL A    65332V103     233,750      5,000    X                                        5,000

Nextlink Communications-A      CL A    65333H707     527,812     15,000    X                                       15,000

Nokia Corp.                  sponsored 654902204   7,970,462    200,200    X                                      200,200
                                adr

North Fork Bancorp              com    659424105  15,739,540    727,840    X                                      727,840

Nortel Networks Corp.           com    656569100  30,612,266    513,952    X                                      513,952

Northern Trust                  com    665859104  10,782,759    121,325    X                                      121,325

Office Depot                    com    676220106  10,229,492  1,309,375    X                                    1,309,375

Ohio Casualty                   com    677240103   1,835,247    289,300            X                     1                   289,300

Ominicom Group                  com    681919106   8,761,617    120,125    X                                      120,125

Oracle Systems Corp.            com    68389X105  15,530,288    197,210    X                                      197,210

PMC-Sierra Inc.                 com    69344F106   3,842,212     17,850    X                                       17,850

PepsiCo, Inc.                   com    713448108  22,834,952    496,413    X                                      496,413

Pfizer Inc.                     com    717081103  20,554,907    457,411    X                                      457,411

Philip Morris Cos. Inc.         com    718154107     388,575     13,200    X                                       13,200

------------------------------------------------------------------------------------------------------------------------------------
Column Totals:                                   284,141,803  8,399,677                                         8,110,377    289,300

Page 5 of 10        FORM 13F   Name of Reporting Manager: Fort Washington Investment Advisors, Inc.

                     9/30/2000                                    (SEC Use Only)

                                                    Item 4:     Item 5:           Item 6:                            Item 8:
     Item 1:                  Item 2:   Item 3:      Fair      Shares or   Investment Discretion   Item 7:       Voting Authority
                                                                         ------------------------
 Name of Issuer              Title of    CUSIP      Market     Principal  (a) (b) Shared    (c)    Managers          Shares
                               Class     Number     Value       Amount   sole as Defined   Shared  See Instr.  ---------------------
                                                                              in Instr. V. Other      V.        (a) Sole      (b)
                                                                                                                             Shared
------------------------------------------------------------------------------------------------------------------------------------
Pinnacle Holdings               com    72346N101   1,756,824     65,984    X                                       65,984

Pitney Bowes Inc.               com    724479100     283,950      7,200    X                                        7,200

Procter & Gamble                com    742718109   4,702,663     70,189    X                                       70,189

Procter & Gamble                com    742718109  79,517,878  1,186,834            X                     1                 1,186,834

Professional Bancorp Inc.       com    743112104     910,218    122,383    X                                      122,383

Provident Financial Group       com    743866105     413,336     14,071    X                                       14,071

Qwest Communications            com    749121109     469,954      9,778    X                                        9,778

Ralston-Purina Group            com    751277302  10,664,112    450,200    X                                      450,200
                              Ral-Pur
                                Grp

SBC Communications              com    78387G103  23,041,750    460,835    X                                      460,835

SDL Inc.                        com    784076101     201,053        650    X                                          650

Sara Lee Corp.                  com    803111103     359,531     17,700    X                                       17,700

Schering Plough Corp.           com    806605101  16,085,512    345,925    X                                      345,925

Schlumberger Ltd.               com    806857108  22,368,998    271,757    X                                      271,757

Shell Trans & Trading PLC    New York  822703609     234,900      4,800    X                                        4,800
                             Shs New

Southern Co.                    com    842587107   1,829,474     56,400    X                                       56,400

Sprint Corp.                  com Fon  852061100     697,491     23,795    X                                       23,795
                                Grp

Sprint Corp.-PCS Group        PCS com  852061506   2,490,033     71,017    X                                       71,017
                               Ser 1

Stifel Financial                com    860630102  13,639,985  1,019,812            X                     1                 1,019,812

Sun MicroSystems                com    866810104  32,374,074    277,295    X                                      277,295

Texas Instruments Inc.          com    882508104   4,515,845     95,700    X                                       95,700

Tosco Corp.                   com new  891490302  16,704,025    535,600    X                                      535,600

Tyco International              com    902124106   5,112,281     98,550    X                                       98,550

USA Education Inc.              com    90390U102  30,551,453    634,013    X                                      634,013

UnionBancorp, Inc.              com    908908106     357,975     33,300    X                                       33,300

Univision Communications       CL A    914906102   8,316,124    222,505    X                                      222,505

U S Freightways                 com    916906100   5,446,134    240,050    X                                      240,050

Vectren Corporation             com    92240G101     203,105      9,999    X                                        9,999

Veritas Software                com    923436109   7,998,150     56,325    X                                       56,325

Verizon Communications          com    92343V104  14,154,842    292,231    X                                      292,231

Vodafone Airtouch PLC           com    92857T107     541,495     14,635    X                                       14,635

Wachovia Corp.                  com    929771103     448,908      7,919    X                                        7,919

Wal-Mart Stores Inc             com    931142103  10,846,412    225,380    X                                      225,380

Wells Fargo & Co new            com    949746101   1,465,406     31,900    X                                       31,900

Williams Companies Inc          com    969457100   5,493,133    130,015    X                                      130,015

Worldcom Inc.New                com    98157D106   7,789,273    256,440    X                                      256,440

Worldpages.Com Inc.             com    981922107     127,500     30,000    X                                       30,000

Column Totals:                                   332,113,797  7,391,187                                         5,184,541  2,206,646


------------------------------------------------------------------------------------------------------------------------------------
Grand Total:                                   2,168,475,675 55,767,207                                        36,772,070 18,995,137